Average Annual Total Returns - Invesco SP SmallCap 600 Revenue ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P SmallCap 600® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 10 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	20.25%	4.65%	11.15%	19.84%	4.41%	10.93%	12.18%	3.60%	9.25%	20.45%	5.02%	11.73%	22.78%	9.56%	13.35%